BOND PAYABLE	12 Months Ended
Dec. 31, 2023
BOND PAYABLE
BOND PAYABLE

11.         BOND PAYABLE

On October 29, 2019, Fang Holdings Limited issued a 364-day RMB-denominated bond (“Bond”) at par with a principal amount of RMB720,000,000 (equivalent to US$102,009) with an annual interest rate of 4.8% (Note 4). In 2020, Fang Holdings Limited redeemed the 1-year Bond and reissued a 3-year Bond with an annual interest rate of 4.25%. As a result of this change in the underlying asset, from 2020 onwards, the investment in the trust was reclassified as a long-term investment. On September 21, 2022, Fang Holdings Limited extended the trust term by an additional year, with the new maturity date set to October 11, 2023. On September 21, 2023, the Company entered into a new bond agreement with terms substantially consistent with the previous arrangement, which served as a contractual continuation of the original Bond. The new bond has a maturity date of October 21, 2024. In connection with the execution of the new agreement, Fang Holdings Limited redeemed 50% of the principal amount, and the remaining portion continues to serve as the underlying asset of the structured note investment.